Unlimited HFGM Global Macro ETF
Consolidated Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 14.7%	Shares	Value
iShares MSCI China ETF	208,078	$11,465,098
Vanguard Emerging Markets Government Bond ETF	167,890	11,290,602
		22,755,700

TOTAL EXCHANGE TRADED FUNDS (Cost $22,698,125)		22,755,700

SHORT-TERM INVESTMENTS - 64.7%
Money Market Funds - 64.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(a)(b)(c)	100,322,873	100,322,873

TOTAL SHORT-TERM INVESTMENTS (Cost $100,322,873)		100,322,873

TOTAL INVESTMENTS - 79.4% (Cost $123,020,998)		$123,078,573
Other Assets in Excess of Liabilities - 20.6%		31,972,538
TOTAL NET ASSETS - 100.0%		$155,051,111

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	All or a portion of the investment is a holding of the Unlimited HFGM Cayman Subsidiary.

Unlimited HFGM Global Macro ETF
Schedule of Futures Contracts
May 31, 2026 (Unaudited)

The Unlimited HFGM Global Macro ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of May 31, 2026:

FUTURES CONTRACTS - 0.3%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(a)	137	07/21/2026	$13,645,200	$(63,259)
Australian Dollar/U.S. Dollar Cross Currency Rate	701	06/15/2026	50,335,305	(15,068)
British Pound/U.S. Dollar Cross Currency Rate	71	06/15/2026	5,973,319	26,115
CBOE VIX	503	06/17/2026	8,846,915	(1,436,966)
Cocoa(a)	39	07/16/2026	1,529,970	36,257
Copper(a)	228	07/29/2026	36,417,300	478,708
Corn(a)	170	07/14/2026	3,797,375	(141,001)
E-Mini Russell 2000 Index	90	06/18/2026	13,159,350	251,828
E-Mini S&P 500 Index	45	06/18/2026	17,090,437	577,786
Euro Stoxx 50	122	06/19/2026	8,633,237	257,507
Euro/U.S. Dollar Cross Currency Rate	281	06/15/2026	41,001,412	(176,763)
Gold(a)	59	08/27/2026	27,098,700	400,969
iBoxx iShares USD High Yield Corporate Bond Index	298	09/01/2026	54,775,380	115,554
Live Cattle(a)	88	06/30/2026	8,738,400	(50,066)
London Metal Exchange - Aluminum(a)	130	06/17/2026	12,085,580	335,138
London Metal Exchange - Nickel(a)	40	06/17/2026	4,539,396	20,377
MSCI EAFE Index	82	06/19/2026	12,756,330	483,385
MSCI Emerging Markets Index	96	06/19/2026	8,392,800	627,777
Nikkei 225	11	06/11/2026	3,642,650	245,031
Soybeans(a)	433	07/14/2026	25,693,138	(241,282)
Sugar No. 11(a)	223	06/30/2026	3,511,626	(160,821)
Swiss Franc/U.S. Dollar Cross Currency Rate	62	06/15/2026	9,938,600	19,263
U.S. Dollar Index	8	06/15/2026	790,816	2,127
WTI Crude Oil(a)	159	06/22/2026	13,890,240	(1,508,784)
				83,812

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(417)	06/16/2026	$(30,247,095)	$153,322
Japanese Yen/U.S. Dollar Cross Currency Rate	(534)	06/15/2026	(41,965,725)	393,301
London Metal Exchange - Aluminum(a)	(27)	06/17/2026	(2,510,082)	(70,648)
London Metal Exchange - Nickel(a)	(7)	06/17/2026	(794,394)	(18,157)
U.S. Treasury 10 Year Note	(21)	09/21/2026	(2,306,391)	(4,986)
U.S. Treasury 5 Year Note	(367)	09/30/2026	(39,346,414)	(67,017)
U.S. Treasury Long Bond	(219)	09/21/2026	(24,575,906)	(120,453)
				265,362

Net Unrealized Appreciation (Depreciation)				$349,174

(a)	All or a portion of the investment is a holding of the Unlimited HFGM Cayman Subsidiary.